INCOME TAXES - Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Credit loss deduction	$ 5,330	$ 6,791
Deferred compensation and employee benefits	2,335	2,510
U.S. tax on non-U.S. earnings	1,138	1,195
Investment and loan basis differences	2,970	1,486
Tax credit and net operating loss carry-forwards	15,620	17,416
Fixed assets and leases	3,064	2,935
Other deferred tax assets	3,549	3,832
Gross deferred tax assets	34,006	36,165
Valuation allowance	4,194	5,177
Deferred tax assets after valuation allowance	29,812	30,988
Deferred tax liabilities
Intangibles and leases	(2,446)	(2,526)
Non-U.S. withholding taxes	(987)	(921)
Interest-related items	0	(597)
Other deferred tax liabilities	(1,590)	(2,104)
Gross deferred tax liabilities	(5,023)	(6,148)
Net deferred tax assets	$ 24,789	$ 24,840